Financing Receivables (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Gross recorded investment for each class of receivables, by credit quality indicator
Total	$ 23,537	$ 22,510
Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	17,325	16,701
Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	6,212	5,808
Lease receivables
Gross recorded investment for each class of receivables, by credit quality indicator
Total	8,996	9,174
Lease receivables | Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	6,796	7,036
Lease receivables | Major Markets | AAA - AA-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	743	646
Lease receivables | Major Markets | A+ - A-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,513	1,664
Lease receivables | Major Markets | BBB+ - BBB-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,111	2,285
Lease receivables | Major Markets | BB+ - BB
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,393	1,367
Lease receivables | Major Markets | BB- - B+
Gross recorded investment for each class of receivables, by credit quality indicator
Total	595	552
Lease receivables | Major Markets | B - B-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	365	399
Lease receivables | Major Markets | CCC+ - D-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	76	124
Lease receivables | Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,200	2,138
Lease receivables | Growth Markets | AAA - AA-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	68	86
Lease receivables | Growth Markets | A+ - A-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	168	223
Lease receivables | Growth Markets | BBB+ - BBB-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	957	776
Lease receivables | Growth Markets | BB+ - BB
Gross recorded investment for each class of receivables, by credit quality indicator
Total	350	450
Lease receivables | Growth Markets | BB- - B+
Gross recorded investment for each class of receivables, by credit quality indicator
Total	368	418
Lease receivables | Growth Markets | B - B-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	214	127
Lease receivables | Growth Markets | CCC+ - D-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	74	58
Loan receivables
Gross recorded investment for each class of receivables, by credit quality indicator
Total	14,542	13,336
Loan receivables | Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	10,529	9,666
Loan receivables | Major Markets | AAA - AA-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,151	887
Loan receivables | Major Markets | A+ - A-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,344	2,286
Loan receivables | Major Markets | BBB+ - BBB-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	3,271	3,139
Loan receivables | Major Markets | BB+ - BB
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,158	1,878
Loan receivables | Major Markets | BB- - B+
Gross recorded investment for each class of receivables, by credit quality indicator
Total	922	758
Loan receivables | Major Markets | B - B-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	565	548
Loan receivables | Major Markets | CCC+ - D-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	118	170
Loan receivables | Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	4,012	3,670
Loan receivables | Growth Markets | AAA - AA-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	125	148
Loan receivables | Growth Markets | A+ - A-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	307	382
Loan receivables | Growth Markets | BBB+ - BBB-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,745	1,333
Loan receivables | Growth Markets | BB+ - BB
Gross recorded investment for each class of receivables, by credit quality indicator
Total	638	773
Loan receivables | Growth Markets | BB- - B+
Gross recorded investment for each class of receivables, by credit quality indicator
Total	672	718
Loan receivables | Growth Markets | B - B-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	391	218
Loan receivables | Growth Markets | CCC+ - D-
Gross recorded investment for each class of receivables, by credit quality indicator
Total	$ 134	$ 99